RISK MANAGEMENT (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Var Internal Model Regulatory Portfolio Interest Rate [Member] | Var Internal Model Regulatory Portfolio Va R [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ 45,660	R$ 20,444
Var Internal Model Regulatory Portfolio Interest Rate [Member] | Var Internal Model Regulatory Portfolio Stressed [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	56,835	23,846
Var Internal Model Regulatory Portfolio Exchange Rate [Member] | Var Internal Model Regulatory Portfolio Va R [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	16,876	24,497
Var Internal Model Regulatory Portfolio Exchange Rate [Member] | Var Internal Model Regulatory Portfolio Stressed [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	31,998	21,405
Var Internal Model Regulatory Portfolio Commodity Price Commodities [Member] | Var Internal Model Regulatory Portfolio Va R [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	13,284	995
Var Internal Model Regulatory Portfolio Commodity Price Commodities [Member] | Var Internal Model Regulatory Portfolio Stressed [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	76,852	2,247
Var Internal Model Regulatory Portfolio Equities [Member] | Var Internal Model Regulatory Portfolio Va R [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	7,697	23,212
Var Internal Model Regulatory Portfolio Equities [Member] | Var Internal Model Regulatory Portfolio Stressed [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	18,547	30,064
Var Internal Model Regulatory Portfolio Correlation Diversification Effect [Member] | Var Internal Model Regulatory Portfolio Va R [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	(36,598)	(19,896)
Var Internal Model Regulatory Portfolio Correlation Diversification Effect [Member] | Var Internal Model Regulatory Portfolio Stressed [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	(79,430)	(28,643)
Var Internal Model Regulatory Portfolio Var At The End Of The Year [Member] | Var Internal Model Regulatory Portfolio Va R [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	46,919	49,252
Var Internal Model Regulatory Portfolio Var At The End Of The Year [Member] | Var Internal Model Regulatory Portfolio Stressed [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	104,802	48,919
Var Internal Model Regulatory Portfolio Average Var In The Year [Member] | Var Internal Model Regulatory Portfolio Va R [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	76,840	67,082
Var Internal Model Regulatory Portfolio Average Var In The Year [Member] | Var Internal Model Regulatory Portfolio Stressed [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	95,545	98,963
Var Internal Model Regulatory Portfolio Minimum Var In The Year [Member] | Var Internal Model Regulatory Portfolio Va R [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	33,671	32,264
Var Internal Model Regulatory Portfolio Minimum Var In The Year [Member] | Var Internal Model Regulatory Portfolio Stressed [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	26,010	33,126
Var Internal Model Regulatory Portfolio Maximum Var In The Year [Member] | Var Internal Model Regulatory Portfolio Va R [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	195,304	124,674
Var Internal Model Regulatory Portfolio Maximum Var In The Year [Member] | Var Internal Model Regulatory Portfolio Stressed [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ 243,961	R$ 272,495